Supplemental Guarantor Information - Supplemental Condensed Consolidating Statement of Cash Flows (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Condensed Financial Statements, Captions [Line Items]
CASH PROVIDED BY (USED IN) CONTINUING OPERATING ACTIVITIES	$ 239	$ 509
CASH PROVIDED BY DISCONTINUED OPERATIONS	0	60
CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	239	569
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to oil and gas property	(546)	(1,517)
Leasehold and property acquisitions	(19)	(91)
Additions to gas gathering, transmission, and processing facilities	0	(63)
Investment in subsidiaries, net	0	0
Other	10	(72)
NET CASH USED IN CONTINUING INVESTING ACTIVITIES	(555)	(1,743)
NET CASH USED IN DISCONTINUED OPERATIONS	0	(252)
NET CASH USED IN INVESTING ACTIVITIES	(555)	(1,995)
CASH FLOWS FROM FINANCING ACTIVITIES:
Commercial paper and bank credit facilities, net	0	1,028
Intercompany borrowings	0	0
Distributions to noncontrolling interest	(54)	(21)
Dividends paid	(95)	(94)
Other	2	15
NET CASH PROVIDED BY (USED IN) CONTINUING FINANCING ACTIVITIES		928
NET CASH PROVIDED BY DISCONTINUED OPERATIONS		0
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(147)	928
NET DECREASE IN CASH AND CASH EQUIVALENTS	(463)	(498)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	1,467	679
CASH AND CASH EQUIVALENTS AT END OF PERIOD	1,004	181
Reclassifications & Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
CASH PROVIDED BY (USED IN) CONTINUING OPERATING ACTIVITIES		0
CASH PROVIDED BY DISCONTINUED OPERATIONS		0
CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	0	0
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to oil and gas property	0	0
Leasehold and property acquisitions	0	0
Additions to gas gathering, transmission, and processing facilities	0	0
Investment in subsidiaries, net	6	(105)
Other	0	0
NET CASH USED IN CONTINUING INVESTING ACTIVITIES		(105)
NET CASH USED IN DISCONTINUED OPERATIONS		0
NET CASH USED IN INVESTING ACTIVITIES	6	(105)
CASH FLOWS FROM FINANCING ACTIVITIES:
Commercial paper and bank credit facilities, net		0
Intercompany borrowings	(6)	105
Distributions to noncontrolling interest	0	0
Dividends paid	0	0
Other	0	0
NET CASH PROVIDED BY (USED IN) CONTINUING FINANCING ACTIVITIES		105
NET CASH PROVIDED BY DISCONTINUED OPERATIONS		0
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(6)	105
NET DECREASE IN CASH AND CASH EQUIVALENTS	0	0
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	0	0
CASH AND CASH EQUIVALENTS AT END OF PERIOD	0	0
Apache Corporation [Member]
Condensed Financial Statements, Captions [Line Items]
CASH PROVIDED BY (USED IN) CONTINUING OPERATING ACTIVITIES		(470)
CASH PROVIDED BY DISCONTINUED OPERATIONS		0
CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	44	(470)
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to oil and gas property	(81)	(697)
Leasehold and property acquisitions	(19)	(92)
Additions to gas gathering, transmission, and processing facilities	1	(22)
Investment in subsidiaries, net	(6)	105
Other	(34)	(18)
NET CASH USED IN CONTINUING INVESTING ACTIVITIES		(724)
NET CASH USED IN DISCONTINUED OPERATIONS		0
NET CASH USED IN INVESTING ACTIVITIES	(139)	(724)
CASH FLOWS FROM FINANCING ACTIVITIES:
Commercial paper and bank credit facilities, net		1,028
Intercompany borrowings	0	0
Distributions to noncontrolling interest	0	0
Dividends paid	(95)	(94)
Other	1	2
NET CASH PROVIDED BY (USED IN) CONTINUING FINANCING ACTIVITIES		936
NET CASH PROVIDED BY DISCONTINUED OPERATIONS		0
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(94)	936
NET DECREASE IN CASH AND CASH EQUIVALENTS	(189)	(258)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	378	267
CASH AND CASH EQUIVALENTS AT END OF PERIOD	189	9
Apache Finance Canada [Member]
Condensed Financial Statements, Captions [Line Items]
CASH PROVIDED BY (USED IN) CONTINUING OPERATING ACTIVITIES		(3)
CASH PROVIDED BY DISCONTINUED OPERATIONS		0
CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	11	(3)
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to oil and gas property	0	0
Leasehold and property acquisitions	0	0
Additions to gas gathering, transmission, and processing facilities	0	0
Investment in subsidiaries, net	0	0
Other	0	0
NET CASH USED IN CONTINUING INVESTING ACTIVITIES		0
NET CASH USED IN DISCONTINUED OPERATIONS		0
NET CASH USED IN INVESTING ACTIVITIES	0	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Commercial paper and bank credit facilities, net		0
Intercompany borrowings	(7)	(1)
Distributions to noncontrolling interest	0	0
Dividends paid	0	0
Other	(4)	4
NET CASH PROVIDED BY (USED IN) CONTINUING FINANCING ACTIVITIES		3
NET CASH PROVIDED BY DISCONTINUED OPERATIONS		0
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(11)	3
NET DECREASE IN CASH AND CASH EQUIVALENTS	0	0
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	0	0
CASH AND CASH EQUIVALENTS AT END OF PERIOD	0	0
All Other Subsidiaries of Apache Corporation [Member]
Condensed Financial Statements, Captions [Line Items]
CASH PROVIDED BY (USED IN) CONTINUING OPERATING ACTIVITIES		982
CASH PROVIDED BY DISCONTINUED OPERATIONS		60
CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	184	1,042
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to oil and gas property	(465)	(820)
Leasehold and property acquisitions	0	1
Additions to gas gathering, transmission, and processing facilities	(1)	(41)
Investment in subsidiaries, net	0	0
Other	44	(54)
NET CASH USED IN CONTINUING INVESTING ACTIVITIES		(914)
NET CASH USED IN DISCONTINUED OPERATIONS		(252)
NET CASH USED IN INVESTING ACTIVITIES	(422)	(1,166)
CASH FLOWS FROM FINANCING ACTIVITIES:
Commercial paper and bank credit facilities, net		0
Intercompany borrowings	13	(104)
Distributions to noncontrolling interest	(54)	(21)
Dividends paid	0	0
Other	5	9
NET CASH PROVIDED BY (USED IN) CONTINUING FINANCING ACTIVITIES		(116)
NET CASH PROVIDED BY DISCONTINUED OPERATIONS		0
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(36)	(116)
NET DECREASE IN CASH AND CASH EQUIVALENTS	(274)	(240)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	1,089	412
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$ 815	$ 172